Vessels and Other Fixed Assets, Net - Capital leases (Table)(Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Years
Lease commitments - current portion	$ 23,199	$ 15,348
Lease commitments - non-current portion	298,045	214,741
Capital Lease Obligations
Years
June 30, 2019	43,820
June 30, 2020	45,658
June 30, 2021	45,085
June 30, 2022	44,976
June 30, 2023	64,084
June 30, 2024 and thereafter	195,444
Total capital lease minimum payments	439,067
Unamortized debt issuance costs	101	$ 35
Total lease commitments, net	438,966
Excluding bareboat interest	117,722
Lease commitments - current portion	23,199
Lease commitments - non-current portion	$ 298,045